Voya Inflation Protected Bond Plus Portfolio Expense Example - Voya Inflation Protected Bond Plus Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,516
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	816
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,113